Business Combination/Disposal of Subsidiaries (Details) - Schedule of Revenue and Profit/(Loss) - Other equity interest [member] - ARB Synergy Group RM [Member]	6 Months Ended
Dec. 31, 2023 MYR (RM)
Schedule of Revenue and Profit/(Loss) [Line Items]
Revenue
Loss before tax	(52,940)
Loss for the period	RM (52,940)